Document and Entity Information	Jan. 16, 2020
Cover [Abstract]
Entity Registrant Name	PROOFPOINT INC
Amendment Flag	false
Entity Central Index Key	0001212458
Document Type	8-K
Document Period End Date	Jan. 16, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-35506
Entity Tax Identification Number	51-0414846
Entity Address, Address Line One	892 Ross Drive
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94089
City Area Code	(408)
Local Phone Number	517-4710
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	PFPT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false